REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (10K)	12 Months Ended
Jun. 30, 2016
Change in Accounting Estimate [Abstract]
REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS
19. REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements included in this Form 10-K reflect additional shares of common stock and preferred stock that had been issued and outstanding in prior periods but were not reflected as such in previous consolidated financial statements. The additional shares primarily consisted of unvested shares of common stock awarded to officers and directors pursuant to the Company’s equity compensation plans.

The Consolidated Statement of Shareholders’ Equity has been adjusted to reflect these additional common and preferred shares as of June 30, 2013. The June 30, 2015 Consolidated Balance Sheet has also been adjusted to reflect these additional shares; and the liquidation preference of preferred stock as of such date has been increased by $85 thousand.

The cumulative preferred dividends and the basic and diluted weighted average number of common shares outstanding in the Consolidated Statements of Operations for the fiscal years ended June 30, 2015 and 2014 have also been adjusted. The foregoing adjustments in basic and diluted weighted common shares outstanding did not affect the previously reported net income (loss) per common share-basic or diluted for the fiscal year ended June 30, 2015. For the fiscal year ended June 30, 2014 net income per common share-basic and diluted decreased from $.78 to $.77.

Revised Consolidated Statements of Operations

($ in thousands)	Year ended June 30, 2014
	As previously reported	Adjustment	As Revised
Cumulative preferred dividends	$(664)	$(4)	$(668)
Net income (loss) applicable to common shares	$26,867	$(4)	$26,863
Net earnings (loss) per common share basic	$0.78	$(0.01)	$0.77
Net earnings (loss) per common share diluted	$0.78	$(0.01)	$0.77
Basic weighted average number of common shares outstanding	34,613,497	54,272	34,667,769
Diluted weighted average number of common shares outstanding	34,613,497	396,062	35,009,559

($ in thousands)	Year ended June 30, 2015
	As previously reported	Adjustment	As Revised
Cumulative preferred dividends	$(664)	$(4)	$(668)
Net income (loss) applicable to common shares	$(1,753)	$(4)	$(1,757)
Basic and diluted weighted average number of common shares outstanding	35,663,386	55,825	35,719,211

Revised Consolidated Statements of Equity

($ in thousands)	Year ended June 30, 2014
Common Shares	As previously reported	Adjustment	As Revised
Stock based compensation
2010 Stock Incentive Plan	6,668	(3,334)	3,334
2011 Stock Incentive Plan	51,667	(51,667)	-
2012 Stock Incentive Plan	-	158,505	158,505
2013 Stock Incentive Plan	131,203	(75,393)	55,810
Retirement of common stock	(49,311)	(3,334)	(52,645)
Balance June 30, 2014	35,514,685	87,438	35,602,123

	Year ended June 30, 2015
Common Shares	As previously reported	Adjustment	As Revised
Stock based compensation
2011 Stock Incentive Plan	10,002	(10,002)	-
2012 Stock Incentive Plan	88,991	(55,293)	33,698
2013 Stock Incentive Plan	165,463	(5,722)	159,741
2014 Stock Incentive Plan	-	-	-
Retirement of common stock	(31,899)	-	(31,899)
Balance June 30, 2015	35,747,242	16,421	35,763,663